Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Gross	$ 5,483	$ 5,483
Less: Accumulated amortization	(2,756)	(4,209)
Intangible assets	$ 2,727	1,274
Weighted average amortization period	4 years
Cost: Developed technology (Note 3)
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Gross	$ 2,575	2,575
Less: Accumulated amortization	(955)	(1,470)
Intangible assets	$ 1,620	1,105
Weighted average amortization period	5 years
Customer relationships (Note 3)
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Gross	$ 2,600	2,600
Less: Accumulated amortization	(1,589)	(2,455)
Intangible assets	$ 1,011	145
Weighted average amortization period	3 years
Others
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Gross	$ 308	308
Less: Accumulated amortization	(212)	(284)
Intangible assets	$ 96	$ 24
Weighted average amortization period	5 years